Summary of Deferred Stock Unit Activity (Detail) - Predecessor - $ / shares	4 Months Ended	12 Months Ended
	Jul. 31, 2017	Mar. 31, 2017
Deferred Compensation Arrangement With Individual Share Based Payments [Line Items]
Weighted-average Grant-Date Fair Value, Beginning Balance Outstanding	$ 24.19	$ 23.58
Weighted-average Grant-Date Fair Value, Retirement distribution	$ 24.19	6.83
Weighted-average Grant-Date Fair Value, Ending Balance Outstanding		$ 24.19
Number of Shares Beginning Balance Outstanding	350,838	363,630
Number of Shares, Retirement distribution	(350,838)	(12,792)
Number of Shares Ending Balance Outstanding		350,838